PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Healthcare Cost Trend Rate (Details) - Other post-employment benefits	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Bottom of range
Disclosure of defined benefit plans [line items]
Healthcare cost trend rate assumed (as a percentage)	1.80%	1.80%	2.00%
Top of range
Disclosure of defined benefit plans [line items]
Healthcare cost trend rate assumed (as a percentage)	5.00%	5.60%	7.00%
Weighted average
Disclosure of defined benefit plans [line items]
Healthcare cost trend rate assumed (as a percentage)	4.48%	4.51%	4.75%